Intangible assets - Balances (Details) - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Total intangible assets
Goodwill	$ 8,397	$ 8,895	$ 8,890
Total intangible assets, including goodwill	11,497	11,953
Computer software
Total intangible assets
Intangible assets	2,430	2,365	2,177
Computer software | Gross amount
Total intangible assets
Intangible assets	7,370	6,395
Computer software | Accumulated amortisation and impairment
Total intangible assets
Intangible assets	(4,940)	(4,030)
Brand Names
Total intangible assets
Intangible assets	670	670	670
Other intangible assets
Total intangible assets
Intangible assets		23	26
Other intangible assets | Gross amount
Total intangible assets
Intangible assets	141	144
Other intangible assets | Accumulated amortisation and impairment
Total intangible assets
Intangible assets	(141)	(121)
Parent Entity
Total intangible assets
Goodwill	6,728	6,844	6,844
Total intangible assets, including goodwill	9,630	9,687
Parent Entity | Computer software
Total intangible assets
Intangible assets	2,266	2,207	2,014
Parent Entity | Computer software | Gross amount
Total intangible assets
Intangible assets	6,372	5,464
Parent Entity | Computer software | Accumulated amortisation and impairment
Total intangible assets
Intangible assets	(4,106)	(3,257)
Parent Entity | Brand Names
Total intangible assets
Intangible assets	$ 636	$ 636	$ 636